UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09523

Electric City Funds, Inc.

(Exact name of registrant as specified in charter)

1292 Gower Road

Glenville, NY 12302

(Address of principal executive offices)

 (Zip code)

David Jones and Assoc., P.C.

395 Sawdust Road, #2148

The Woodlands, TX 77380

(Name and address of agent for service)

Registrant's telephone number, including area code: (518) 370-0289

Date of fiscal year end: August 31

Date of reporting period: June 30, 2004

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Electric City Value Fund

BANK OF AMERICA

Ticker Symbol:BAC	Cusip Number: 060505104
Record Date: 1/26/2004	Meeting Date: 3/17/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ADOPTION OF THE MERGER AGREEMENT	FOR	ISSUER	FOR	WITH
2	AMENDED STOCK PLAN	FOR	ISSUER	FOR	WITH
3	AMENDMENT TO INCREASE THE NUMBER OF AUTHORIZED SHARES	FOR	ISSUER	FOR	WITH
4	PROPOSAL TO ADJOURN SPECIAL MEETING, IF NECESSARY	FOR	ISSUER	FOR	WITH

BANK OF AMERICA CORP

Ticker Symbol:BAC	Cusip Number: 060505104
Record Date: 1/26/2004	Meeting Date: 3/17/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ADOPTION OF THE MERGER AGRREMENT	FOR	ISSUER	FOR	WITH
2	ADOPTION OF BANK OF AMERICAS AMENDED STOCK PLAN	FOR	ISSUER	FOR	WITH
3	ADOPTION OF AN AMENDMENT OT INCREASE THE NUMBER OF AUTHORIZED SHARES OF BANK OF AMERICA COMMON STOCK	FOR	ISSUER	FOR	WITH
4	APPROVAL OF PROPOSAL TO ADJOURN THE BANK OF AMERICA SPECIAL MEETING, IF NECESSARY, TO SOLICIT ADDITIONAL PROXIES	FOR	ISSUER	FOR	WITH

COMMUNITY BANK SYSTEM

Ticker Symbol:CBU	Cusip Number: 203607106
Record Date: 2/12/2004	Meeting Date: 3/26/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	AMMENDMENT TO INCREASE SHARES OF AUTHORIZED COMMON STOCK	FOR	ISSUER	FOR	WITH

COMMUNITY BANK SYSTEM, INC

Ticker Symbol:CBU	Cusip Number: 203607106
Record Date: 2/12/2004	Meeting Date: 3/26/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	AMMENDMENT TO INCREASE SHARES OF AUTHORIZED COMMON STOCK	FOR	ISSUER	FOR	WITH

EDGAR ONLINE, INC

Ticker Symbol:EDGR	Cusip Number: 279765101
Record Date: 6/23/2003	Meeting Date: 7/30/2003
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF NOMINEES 1-7	FOR	ISSUER	FOR	WITH
2	KPMG LLP AS INDEPENDENT PUBLIC ACCOUNTANTS	FOR	ISSUER	FOR	WITH
3	ACT UPON ALL MATTERS INCIDENT TO CONDUCT OF MEETNG	FOR	ISSUER	FOR	WITH

LANDEC CORPORATION

Ticker Symbol:LNDC	Cusip Number: 514766104
Record Date: 8/19/2003	Meeting Date: 10/16/2003
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS	FOR	ISSUER	FOR	WITH
2	THE AMDENDMENT OF HTE BYLAWS OF THE CO TO CHANGE T	FOR	ISSUER	FOR	WITH
3	1995 DIRECTORS STOCK OPETION PLAN	AGAINST	ISSUER	AGAINST	WITH
4	RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS IND	FOR	ISSUER	FOR	WITH

MERCK & COMPANY

Ticker Symbol:MRK	Cusip Number: 589331107
Record Date: 2/24/2004	Meeting Date: 4/27/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF NOMINEES: PC WENDELL; WG BOWEN;	FOR	ISSUER	FOR	WITH

MICROSOFT CORPORATION

Ticker Symbol:MSFT	Cusip Number: 594918104
Record Date: 9/12/2003	Meeting Date: 11/11/2003
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECT NOMINEES 1-10	FOR	ISSUER	FOR	WITH
2	AMENDMENTS TO THE 2001 STOCK PLAN	FOR	ISSUER	FOR	WITH
3	AMENDMENTS-1999 STOCK OPT PLAN - NON-EMP DIRECTOR	FOR	ISSUER	FOR	WITH
4	SHAREHOLDER PROPOSAL	AGAINST	STOCKHOLDER	AGAINST	WITH

MICROSOFT CORPORATION

Ticker Symbol:MSFT	Cusip Number: 594918104
Record Date: 9/12/2003	Meeting Date: 11/11/2003
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	VOTE FOR ELECTION OF NOMINEES 1-10	FOR	ISSUER	FOR	WITH
2	AMENDMENTS TO THE 2001 STOCK PLAN	FOR	ISSUER	FOR	WITH
3	AMENDMENTS TO THE 1999 STOCK OPTION PLAN FOR NON-EMPLOYEE DIRECTORS	FOR	ISSUER	FOR	WITH
4	SHAREHOLDER PROPOSAL	AGAINST	STOCKHOLDER	AGAINST	WITH

MICROSOFT CORPORATION

Ticker Symbol:MSFT	Cusip Number: 594918104
Record Date: 9/12/2003	Meeting Date: 11/11/2003
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS	FOR	ISSUER	FOR	WITH
2	ADOPTION OF THE AMENDMENTS TO THE 2001 STOCK PLAN	FOR	ISSUER	FOR	WITH
3	ADOPTION OF THE AMENDMENTS TO THE 1999 STOCK OPTION PLAN FOR NON-EMPLOYEE DIRECTORS	FOR	ISSUER	FOR	WITH
4	SHAREHOLDER PROPOSAL	AGAINST	STOCKHOLDER	AGAINST	WITH

NATIONAL GRID TRANSCO PLC

Ticker Symbol:NGG	Cusip Number: 636274102
Record Date: 5/28/2003	Meeting Date: 7/21/2003
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	RECIEVE THE REPORT AND ACCOUNTS YR END 3/31/2003	FOR	ISSUER	FOR	WITH
2	DECLARE A FINAL DIVIDEND OF 10.34 PENCE/ORD SHARE	FOR	ISSUER	FOR	WITH
3	REAPPOINT NICK WINSER	FOR	ISSUER	FOR	WITH
4	REAPPOINT SIR JOHN PARKER	FOR	ISSUER	FOR	WITH
5	REAPPOINT STEVE LUCAS	FOR	ISSUER	FOR	WITH
6	REAPPOINT JOHN WYBREW	FOR	ISSUER	FOR	WITH
7	REAPPOINT KENNETH HARVEY	FOR	ISSUER	FOR	WITH
8	REAPPOINT STEPHEN PETTIT	FOR	ISSUER	FOR	WITH
9	REAPPOINT GEORGE ROSE	FOR	ISSUER	FOR	WITH
10	REAPPOINT STEVE HOLLIDAY	FOR	ISSUER	FOR	WITH
11	PRICEWHATERHOUSECOOPERS LLP AS AUDITORS	FOR	ISSUER	FOR	WITH
12	DIRECTORS RENUMERATION REPORT FOR YR END 3/31/2003	FOR	ISSUER	FOR	WITH
13	AUTHORIZE COMPANY TO PURCHASE ITS ORD SHARES	FOR	ISSUER	FOR	WITH

THE WALT DISNEY COMPANY

Ticker Symbol:DIS	Cusip Number: 254687106
Record Date: 1/16/2004	Meeting Date: 3/3/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMEND A VOTE FOR ELECTION	FOR	ISSUER	FOR	WITH
2	TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANYS INDEPENDENT AUDITORS FOR 2003	FOR	ISSUER	FOR	WITH
3	TO APPROVE THE HARRINGTON INVESTMENT SHAREHOLDER PROPOSAL RELATING TO LABOR STANDARDS FOR CHINA	AGAINST	ISSUER	AGAINST	WITH
4	TO APPROVE THE NEW YORK CITY RETIREMENT SYSTEMS AND PENSION FUNDS PROPOSAL RELATING TO LABOR STANDARDS IN CHINA	AGAINST	ISSUER	AGAINST	WITH
5	TO APPROVE THE SHAREHOLDER PROPOSAL RELATING TO THEME PARK SAFETY REPORTING	AGAINST	ISSUER	AGAINST	WITH

TYCO INTERNATIONAL LTD

Ticker Symbol:TYC	Cusip Number: 902124106
Record Date: 1/14/2004	Meeting Date: 3/25/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	VOTE FOR ELECTION OF NOMINEES 01-11	FOR	ISSUER	FOR	WITH
2	DELOITTE & TOUCHE LLP AS AUDITORS AND RENUMERATION	FOR	ISSUER	FOR	WITH
3	ADOPTION OF THE AMENDED AND RESTATED BYE-LAWS	FOR	ISSUER	FOR	WITH
4	TYCO 2004 STOCK AND INCENTIVE PLAN	AGAINST	ISSUER	AGAINST	WITH
5	REGARDING ENVIRONMENTAL REPORTING	FOR	STOCKHOLDER	FOR	WITH
6	CHANGE JURISDICTION FROM BURMUDA TO A US STATE	AGAINST	STOCKHOLDER	AGAINST	WITH
7	AGAINST	STOCKHOLDER	AGAINST	WITH

VALUE LINE, INC

Ticker Symbol:VALU	Cusip Number: 920437100
Record Date: 9/12/2003	Meeting Date: 10/9/2003
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF NOMINEES 1-8	FOR	ISSUER	FOR	WITH

WALT DISNEY

Ticker Symbol:DIS	Cusip Number: 254687106
Record Date: 1/16/2004	Meeting Date: 3/3/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A VOTE FOR ELECTION OF NOMINEES 01-11	FOR	ISSUER	FOR	WITH
2	APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS COMPANY'S INDEPENDENT AUDITORS FOR 2004	FOR	ISSUER	FOR	WITH
3	HARRINGTON INVESTMENTS SHAREHOLDER PROPOSAL RELATING TO LABOR STANDARDS FOR CHINA	AGAINST	STOCKHOLDER	AGAINST	WITH
4	NY CITY RETIREMENT SYSTEMS AND PENSION FUNDS PROPOSAL RELATING TO LABOR STANDARDS IN CHINA	AGAINST	STOCKHOLDER	AGAINST	WITH
5	THEME PARK SAFETY REPORTING	AGAINST	STOCKHOLDER	AGAINST	WITH

Electric City Dividend Growth Fund

BANK OF AMERICA

Ticker Symbol:BAC	Cusip Number: 060505104
Record Date: 1/26/2004	Meeting Date: 3/17/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ADOPTION OF MERGER AGREEMENT	FOR	ISSUER	FOR	WITH
2	BAC'S AMENDED STOCK PLAN	FOR	ISSUER	FOR	WITH
3	AMENDMENT TO INCREASE NUMBER OF AUTHORIZED SHARES OF BAC COMMON STOCK	FOR	ISSUER	FOR	WITH
4	ADJOURN THE BAC SPECIAL MEETING IF NECESSARY TO SOLICIT ADDITIONAL PROXIES	FOR	ISSUER	FOR	WITH

BANKNORTH GROUP

Ticker Symbol:BNK	Cusip Number: 06646R107
Record Date: 3/11/2002	Meeting Date: 4/23/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMEND A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES	FOR	ISSUER	FOR	WITH
2	TO APPROVE THE COMPANYS EXECUTIVE INCENTIVE PLAN	FOR	ISSUER	FOR	WITH
3	TO APPROVE THE COMANYS AMENDED ADN RESTATED EMPLOYEE STOCK PURCHASE PLAN	FOR	ISSUER	FOR	WITH
4	TO RATIFY THE APPOINTMENT OF KPMG LLP AS THE COMPANYS INDEPENDENT AUDITORS FOR THE YEAR ENDING 12/31/02	FOR	ISSUER	FOR	WITH

COMMUNITY BANK SYSTEM, INC

Ticker Symbol:CBU	Cusip Number: 203607106
Record Date: 2/12/2004	Meeting Date: 3/26/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	AMMENDMENT TO INCREASE SHARES OF AUTHORIZED COMMON STOCKS	FOR	ISSUER	FOR	WITH

EDGAR ONLINE

Ticker Symbol:EDGR	Cusip Number: 279765101
Record Date: 6/26/2003	Meeting Date: 7/30/2003
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS	FOR	ISSUER	FOR	WITH
2	RATIFY APPOINTMENT OF KPMG LLP AS INDEPENDENT PUBL	FOR	ISSUER	FOR	WITH
3	TO ACT UPON ALL MATTERS INCIDENT TO THE CONDUCT OF	FOR	ISSUER	FOR	WITH

GENERAL ELECTRIC COMPANY

Ticker Symbol:GE	Cusip Number: 369604103
Record Date: 3/1/2004	Meeting Date: 4/28/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS	FOR	ISSUER	FOR	WITH
2	RATIFY AUDITOR	FOR	ISSUER	FOR	WITH
3	REVENUE MEASUREMENT ADDED TO EXEC OFFICER GOALS	FOR	ISSUER	FOR	WITH
4	CUMULATIVE VOTING	AGAINST	STOCKHOLDER	AGAINST	WITH
5	ANIMAL TESTING	FOR	STOCKHOLDER	FOR	WITH
6	NUCLEAR RISK	OBSTAINED	STOCKHOLDER	WITH
7	REPORT ON PCB CLEANUP COSTS	FOR	STOCKHOLDER	FOR	WITH
8	OFFSHORE SOURCING	AGAINST	STOCKHOLDER	AGAINST	WITH
9	SUSTAINABILITY INDEX	AGAINST	STOCKHOLDER	AGAINST	WITH
10	COMPENSATION COMMITTEE INDEPENDENCE	FOR	STOCKHOLDER	FOR	WITH
11	PAY DISPARITY	FOR	STOCKHOLDER	FOR	WITH
12	END STOCK OPTIONS AND BONUSES	OBSTAINED	STOCKHOLDER	WITH
13	LIMIT OUTSIDE DIRECTORSHIPS	AGAINST	STOCKHOLDER	AGAINST	WITH
14	INDEPENDENT BOARD CHAIRMAN	OBSTAINED	STOCKHOLDER	WITH
15	EXPLORE SALE OF COMPANY	AGAINST	STOCKHOLDER	AGAINST	WITH
16	HOLDING STOCK FROM STOCK OPTIONS	AGAINST	STOCKHOLDER	AGAINST	WITH
17	BOARD INDEPENDENCE	FOR	STOCKHOLDER	FOR	WITH
18	POLITICAL CONTRIBUTIONS	FOR	STOCKHOLDER	FOR	WITH

GENUINE PARTS COMPANY

Ticker Symbol:GPC	Cusip Number: 372460105
Record Date: 2/12/2004	Meeting Date: 4/19/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIREC. RECOMMEND: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES:	FOR	ISSUER	FOR	WITH
2	APPROVAL OF GPC 2004 ANNUAL INCENTIVE BONUS PLAN	FOR	ISSUER	FOR	WITH
3	RATIFICAION OF THE SELECTION OF ERNST & YOUNG LLP AS THE CO. INDEPENDENT AUDITORS FOR FISCAL YEAR ENDING 12-31-04	FOR	ISSUER	FOR	WITH
4	SHAREHOLDER PROPOSAL REGARDING POISON PILL	AGAINST	ISSUER	AGAINST	WITH
5	SHAREHOLDER PROPOSAL REGARDING RESTRICTED SHARE PROGRAMS IN LIEU OF STOCK OPTIONS IN EXECUTIVE COMP.	AGAINST	ISSUER	AGAINST	WITH

MERCK & COMPANY

Ticker Symbol:MRK	Cusip Number: 589331107
Record Date: 2/24/2004	Meeting Date: 4/27/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF NOMINEES: PC WENDELL; WG BOWEN;	FOR	ISSUER	FOR	WITH

PIEDMONT NATURAL GAS COMPANY

Ticker Symbol:PNY	Cusip Number: 720186105
Record Date: 1/9/2004	Meeting Date: 2/27/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	VOTE FOR ELECTION OF NOMINEES 1-5	FOR	ISSUER	FOR	WITH
2	DELOITTE & TOUCHE LLP AS INDEPENDENT AUDITORS	FOR	ISSUER	FOR	WITH
3	EXECUTIVE LONG-TERM INCENTIVE PLAN	AGAINST	ISSUER	AGAINST	WITH

RAYMOND JAMES FINANCIAL INC

Ticker Symbol:RJF	Cusip Number: 754730109
Record Date: 12/15/2003	Meeting Date: 2/12/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	VOTE FOR ELECTION OF NOMINEES 1-10	FOR	ISSUER	FOR	WITH
2	INCENTIVE COMPENSATION CRITERIA FOR EXEC OFFICERS	FOR	ISSUER	FOR	WITH
3	KPMG LLP AS INDEPENDENT AUDITORS	FOR	ISSUER	FOR	WITH

T. ROWE PRICE GROUP

Ticker Symbol:TROW	Cusip Number: 74144T108
Record Date: 2/6/2004	Meeting Date: 4/8/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMEND: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES	FOR	ISSUER	FOR	WITH
2	RATIFICATION OF APPOINTMENT OF KPMG LLP AS THE COMPANYS INDEPENDENT ACCOUNTANT FOR FISCAL YEAR 2004	FOR	ISSUER	FOR	WITH
3	APPROVAL OF PROPOSED 2004 STOCK INCENTIVE PLAN AND COROLLARY AMENDMETN OF 2001 STOCK INCENTIVE PLAN	AGAINST	ISSUER	FOR	AGAINST
4	IN THEIR DISCRETION, PROXIES ARE AUTHORIZED TO VOTE UPON SUCH OTHER BUS. & FURTHER BUS. AS MAY PROPERLY COME BEFORE MEETING OR ANY ADJOURMENTS & POSTPONEMENTS THEREOF	FOR	ISSUER	FOR	WITH

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Electric City Funds, Inc.

By /s/James W. Denney

* James W. Denney

President and Treasurer

Date: August 31, 2004

*Print the name and title of each signing officer under his or her signature.